Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Additional Paid-in Capital	Retained earnings	Accumulated other comprehensive income/(loss)	Total
Balance at Mar. 31, 2021		$ 1,125		$ 256,410	$ 5,322,680	$ (32,445)	$ 5,547,770
Balance (in Shares) at Mar. 31, 2021	[1]	30,000,000
Dividend declared					(2,948,718)		(2,948,718)
Change in fair value of investment in marketable debt securities, net of tax						(19,500)	(19,500)
Net income					4,483,642		4,483,642
Balance at Mar. 31, 2022		$ 1,125		256,410	6,857,604	(51,945)	7,063,194
Balance (in Shares) at Mar. 31, 2022	[1]	30,000,000
Dividend declared					(2,423,077)		(2,423,077)
Change in fair value of investment in marketable debt securities, net of tax						51,531	51,531
Net income					6,656,151		6,656,151
Balance at Mar. 31, 2023		$ 1,125		256,410	11,090,678	(414)	$ 11,347,799
Balance (in Shares) at Mar. 31, 2023		30,000,000	[1]				30,000,000	[2]
Dividend declared					(6,000,000)		$ (6,000,000)
Early redemption of investment in marketable debt securities, net of tax						414	414
Issuance of ordinary share upon the completion of IPO, net of issuance cost		$ 53		4,041,222			4,041,275
Issuance of ordinary share upon the completion of IPO, net of issuance cost (in Shares)	[1]	1,400,000
Change in fair value of investment in marketable debt securities, net of tax							414
Net income					783,660		783,660
Balance at Mar. 31, 2024		$ 1,178		$ 4,297,632	$ 5,874,338		$ 10,173,148
Balance (in Shares) at Mar. 31, 2024		31,400,000	[1]				31,400,000	[2]

[1]	Retroactively adjusted for the effects of the Stock Split (see Note 1).
[2]	Retroactively adjusted for the effects of the Stock Split (see Note 1).